Non-controlling Interests (Details Textual) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CLP ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CLP ($)	Dec. 31, 2015 CLP ($)
Disclosure of Non-controlling interests [Line Items]
Dividends paid, classified as financing activities	$ 75,128,211		$ 69,819,729	$ 66,147,145
Vina San Pedro Tarapaca S.A [Member]
Disclosure of Non-controlling interests [Line Items]
Dividends paid, classified as financing activities		$ 13,602,317	$ 17,682,375	$ 13,474,959